Above market acquired charters - Carrying Value (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Acquired Finite Lived Intangible Assets
Carrying amount, beginning of period	$ 115,382	$ 131,382
Amortization	(14,864)	(16,000)	$ (13,594)
Carrying amount, end of period	100,518	115,382	131,382
M/V Cape Agamemnon
Acquired Finite Lived Intangible Assets
Carrying amount, beginning of period	29,457	34,814
Amortization	(5,357)	(5,357)
Carrying amount, end of period	24,100	29,457	34,814
M/T Assos
Acquired Finite Lived Intangible Assets
Carrying amount, beginning of period	0	612
Amortization	0	(612)
Carrying amount, end of period	0	0	612
M/V Agamemnon
Acquired Finite Lived Intangible Assets
Carrying amount, beginning of period	500	1,363
Amortization	(500)	(863)
Carrying amount, end of period	0	500	1,363
M/V Archimidis
Acquired Finite Lived Intangible Assets
Carrying amount, beginning of period	636	1,432
Amortization	(636)	(796)
Carrying amount, end of period	0	636	1,432
M/V Hyundai Premium
Acquired Finite Lived Intangible Assets
Carrying amount, beginning of period	16,728	18,396
Amortization	(1,668)	(1,668)
Carrying amount, end of period	15,060	16,728	18,396
M/V Hyundai Paramount
Acquired Finite Lived Intangible Assets
Carrying amount, beginning of period	16,858	18,528
Amortization	(1,669)	(1,670)
Carrying amount, end of period	15,189	16,858	18,528
M/V Hyundai Prestige
Acquired Finite Lived Intangible Assets
Carrying amount, beginning of period	16,882	18,575
Amortization	(1,692)	(1,693)
Carrying amount, end of period	15,190	16,882	18,575
M/V Hyundai Privilege
Acquired Finite Lived Intangible Assets
Carrying amount, beginning of period	17,144	18,816
Amortization	(1,673)	(1,672)
Carrying amount, end of period	15,471	17,144	18,816
M/V Hyundai Platinum
Acquired Finite Lived Intangible Assets
Carrying amount, beginning of period	17,177	18,846
Amortization	(1,669)	(1,669)
Carrying amount, end of period	$ 15,508	$ 17,177	$ 18,846